Related party transactions - Additional information (Details) € in Thousands		6 Months Ended
	Apr. 23, 2025 EUR (€)	Jun. 30, 2026 EUR (€) licensing_agreement contract	Jun. 30, 2025 EUR (€)
Disclosure of transactions between related parties [Line Items]
Provision for expenses with related parties			€ 81
Provision for attendance fees		€ 258
Issue of equity		€ 0	€ 14,932
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement		3
Amounts payable, related party transactions		€ 0
Sanofi-Aventis
Disclosure of transactions between related parties [Line Items]
Amounts payable, related party transactions		€ 0
Issue of equity	€ 15,000
Number of collaboration contracts | contract		2